Acquisitions (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Schedule of Consideration Transferred and Net Assets Acquired
The following table summarizes the estimated fair values of consideration transferred, assets acquired and liabilities assumed for each acquisition during the nine months ended September 30, 2021:
	Briostack	PulseM	MDTech	Timely	Total
	(in thousands)
Cash	$34,441	$34,484	$15,855	$99,748	$184,528
Rollover equity	726	—	—	—	726
Total consideration	$35,167	$34,484	$15,855	$99,748	$185,254

Net assets acquired:
Cash and cash equivalents	$17	$—	$101	$1,169	$1,287
Accounts receivable, trade	156	—	175	290	621
Other receivables	221	151	48	95	515
Prepaid expenses and other current assets	53	32	34	128	247
Property and equipment	22	4	16	219	261
Other non-current assets	144	3	—	52	199
Intangible—developed technology	1,360	2,380	1,640	7,014	12,394
Intangible—customer relationships	4,800	12,510	5,830	28,836	51,976
Intangible—trade name	390	260	200	1,414	2,264
Intangible—non-compete agreements	23	10	10	63	106
Goodwill	28,262	22,920	8,043	71,067	130,292
Deferred tax asset	1	—	2	1,863	1,866
Accounts payable	(20)	(113)	(44)	(230)	(407)
Other current liabilities	(28)	—	—	(670)	(698)
Accrued expenses and other	(206)	(99)	(157)	(971)	(1,433)
Deferred tax liability	—	(3,538)	—	(10,299)	(13,837)
Deferred revenue	(28)	(36)	(43)	(292)	(399)
Total net assets acquired	$35,167	$34,484	$15,855	$99,748	$185,254
	Remodeling	Qiigo	AlertMD	Invoice Simple
	(in thousands)
Cash	$25,909	$21,564	$21,853	$32,507
Rollover equity	—	618	—	—
Fair value of earnout	2,455	—	—	—
Total consideration	$28,364	$22,182	$21,853	$32,507

Net assets acquired:
Cash and cash equivalents	$520	$3	$—	$598
Accounts receivable, trade	3,401	320	510	688
Other receivables	6	—	—	271
Contract assets	85	249	—	—
Prepaid expenses and other current assets	95	74	11	57
Property and equipment	65	114	58	184
Other non-current assets	—	757	—	—
Intangible—developed technology	1,480	2,120	2,030	1,530
Intangible—customer relationships	11,380	11,110	13,490	17,970
Intangible—trade name	570	710	260	190
Intangible—non-compete agreements	110	40	40	60
Goodwill	12,843	7,405	5,531	18,474
Deferred tax asset	—	177	—	—
Accounts payable	(1,564)	(148)	—	(498)
Other current liabilities	—	—	—	—
Accrued expenses and other	(291)	(565)	(24)	(412)
Customer deposits	(85)	—	—	(1,229)
Deferred tax liability	(251)	—	—	(5,360)
Deferred revenue	—	(184)	(53)	(16)
Total net assets acquired	$28,364	$22,182	$21,853	$32,507

	Brighter Vision	Socius	Service Fusion	My PT Hub
	(in thousands)
Cash	$17,350	$15,670	$122,333	$10,681
Rollover equity	127	—	—	—
Fair value of earnout	—	—	—	1,016
Total consideration	$17,477	$15,670	$122,333	$11,697

Net assets acquired:
Cash and cash equivalents	$112	$46	$660	$315
Accounts receivable, trade	2	908	38	7
Other receivables	35	79	686	73
Contract assets	—	—	—	—
Prepaid expenses and other current assets	48	23	192	45
Property and equipment	26	36	139	209
Other non-current assets	9	—	180	19
Intercompany (receivable)	—	—	—	27
Intangible—developed technology	760	1,350	2,820	586
Intangible—customer relationships	6,150	9,900	25,680	1,918
Intangible—trade name	330	520	1,330	140
Intangible—non-compete agreements	20	40	70	13
Goodwill	12,090	3,326	93,717	9,110
Accounts payable	(61)	(79)	(215)	(209)
Other current liabilities	—	—	(57)	—
Accrued expenses and other	(210)	(450)	(872)	(162)
Deferred tax liability	(1,734)	—	(1,713)	(286)
Deferred revenue	(100)	(29)	(322)	(81)
Intercompany (payable)	—	—	—	(27)
Total net assets acquired	$17,477	$15,670	$122,333	$11,697
	Updox	Other	Total
	(in thousands)
Cash	$142,527	$85	$410,479
Rollover equity	573	—	1,318
Fair value of earnout	—	—	3,471
Total consideration	$143,100	$85	$415,268

Net assets acquired:
Cash and cash equivalents	$4,994	$—	$7,248
Accounts receivable, trade	981	—	6,855
Other receivables	628	—	1,778
Contract assets	—	—	334
Prepaid expenses and other current assets	640	—	1,185
Property and equipment	1,610	—	2,441
Other non-current assets	377	—	1,342
Intercompany (receivable)	—	—	27
Intangible—developed technology	7,870	11	20,557
Intangible—customer relationships	48,150	72	145,820
Intangible—trade name	2,620	2	6,672
Intangible—non-compete agreements	110	—	503
Goodwill	78,259	—	240,755
Deferred tax asset	58	—	235
Accounts payable	(1,152)	—	(3,926)
Other current liabilities	(41)	—	(98)
Accrued expenses and other	(1,482)	—	(4,468)
Customer deposits	—	—	(1,314)
Deferred tax liability	—	—	(9,344)
Deferred revenue	(522)	—	(1,307)
Intercompany (payable)	—	—	(27)
Total net assets acquired	$143,100	$85	$415,268

The following table summarizes the estimated fair values of consideration transferred, assets acquired and liabilities assumed for each acquisition in 2020:
	Remodeling	Qiigo	AlertMD	Invoice Simple
	in thousands
Cash	$25,909	$21,564	$21,853	$32,507
Rollover equity	—	619	—	—
Fair value of earnout	2,455	—	—	—
Total consideration	$28,364	$22,183	$21,853	$32,507

Net assets acquired:
Cash and cash equivalents	$520	$3	$—	$598
Accounts receivable, trade	3,401	321	510	688
Other receivables	6	—	—	271
Contract assets	85	249	—	—
Prepaid expenses and other current assets	95	74	11	57
	Remodeling	Qiigo	AlertMD	Invoice Simple
	in thousands
Property and equipment	65	114	58	184
Other non-current assets	—	757	—	—
Intangible—developed technology	1,480	2,120	2,030	1,530
Intangible—customer relationships	11,380	11,110	13,490	17,970
Intangible—trade name	570	710	260	190
Intangible—non-compete agreements	110	40	40	60
Goodwill	12,843	7,405	5,531	18,474
Deferred tax asset	—	177	—	—
Accounts payable	(1,564)	(148)	—	(498)
Accrued expenses and other	(291)	(565)	(24)	(412)
Customer deposits	(85)	—	—	(1,229)
Deferred tax liability	(251)	—	—	(5,360)
Deferred revenue	—	(184)	(53)	(16)
Total net assets acquired	$28,364	$22,183	$21,853	$32,507
	Brighter Vision	Socius	Service Fusion	My PT Hub
	in thousands
Cash	$17,350	$15,670	$122,333	$10,681
Rollover equity	127	—	—	—
Fair value of earnout	—	—	—	1,016
Total consideration	$17,477	$15,670	$122,333	$11,697

Net assets acquired:
Cash and cash equivalents	$112	$46	$660	$315
Accounts receivable, trade	2	908	38	7
Other receivables	35	79	686	73
Contract Assets	—	—	—	—
Prepaid expenses and other current assets	48	23	192	45
Property and equipment	26	36	139	209
Other non-current assets	9	—	180	19
Intercompany (receivable)	—	—	—	27
Intangible—developed technology	760	1,350	2,820	586
Intangible—customer relationships	6,150	9,900	25,680	1,918
Intangible—trade name	330	520	1,330	140
Intangible—non-compete agreements	20	40	70	13
Goodwill	12,090	3,326	93,717	9,110
Deferred tax asset	—	—	—	—
Accounts payable	(61)	(79)	(215)	(209)
Other current liabilities	—	—	(57)	—
Accrued expenses and other	(210)	(450)	(872)	(162)
Deferred revenue	—	—	—	—
Deferred tax liability	(1,734)	—	(1,713)	(286)
Deferred revenue	(100)	(29)	(322)	(81)
Intercompany (payable)	—	—	—	(27)
Total net assets acquired	$17,477	$15,670	$122,333	$11,697
	Updox	Other	Total
	in thousands
Cash	$142,527	$85	$410,479
Rollover equity	573	—	1,319
Fair value of earnout	—	—	3,471
Total consideration	$143,100	$85	$415,269

Net assets acquired:
Cash and cash equivalents	$4,994	$—	$7,248
Accounts receivable, trade	981	—	6,856
Other receivables	628	—	1,778
Contract assets	—	—	334
Prepaid expenses and other current assets	640	—	1,185
Property and equipment	1,610	—	2,441
Other non-current assets	377	—	1,342
Intercompany (receivable)	—	—	27
Intangible—developed technology	7,870	11	20,557
Intangible—customer relationships	48,150	72	145,820
Intangible—trade name	2,620	2	6,672
Intangible—non-compete agreements	110	—	503
Goodwill	78,259	—	240,755
Deferred tax asset	58	—	235
Accounts payable	(1,152)	—	(3,926)
Other current liabilities	(41)	—	(98)
Accrued expenses and other	(1,482)	—	(4,468)
Customer deposits	—	—	(1,314)
Deferred tax liability	—	—	(9,344)
Deferred revenue	(522)	—	(1,307)
Intercompany (payable)	—	—	(27)
Total net assets acquired	$143,100	$85	$415,269
The following table summarizes the estimated fair values of consideration transferred, assets acquired and liabilities assumed for each acquisition in 2019:
	AllMeds	Secure Global Solutions	HSR-FL	Saber Marketing	Studio Director
	in thousands
Cash	$30,305	$9,319	$971	$627	$47,445
Rollover equity	—	—	—	—	—
Fair value of earnout	—	—	—	—	—
Total consideration	$30,305	$9,319	$971	$627	$47,445
Net assets acquired:
Cash and cash equivalents	$113	$38	$—	$—	$325
Accounts receivable, trade	1,144	780	40	1	—
Contract assets	143	172	28	23	244
Prepaid expenses and other current assets	2,083	102	—	2	11
Property and equipment	76	47	—	—	—
Other non-current assets	1	89	—	—	—
Intangible—developed technology	3,068	600	—	—	950
Intangible—customer relationships	14,868	4,000	1,017	707	20,150
Intangible—trade name	775	300	—	—	300
	AllMeds	Secure Global Solutions	HSR-FL	Saber Marketing	Studio Director
	in thousands
Intangible—non-compete agreements	8	—	—	—	130
Goodwill	15,646	3,359	212	143	25,803
Deferred tax asset, net	—	2	—	5	1
Accounts payable	(488)	(6)	—	—	—
Accrued expenses and other	(3,901)	(49)	—	—	(305)
Deferred revenue	(808)	(115)	—	(254)	(25)
Customer deposits	—	—	(326)	—	(139)
Deferred tax liability, net	(2,423)	—	—	—	—
Total net assets acquired	$30,305	$9,319	$971	$627	$47,445
	33 Mile Radius	eProvider Solutions	CollaborateMD	Security Information Systems	American Service Finance
	in thousands
Cash	$9,199	$8,808	$76,197	$67,246	$33,179
Rollover equity	359	—	—	—	—
Fair value of earnout	—	—	—	62	—
Total consideration	$9,558	$8,808	$76,197	$67,308	$33,179

Net assets acquired:
Cash and cash equivalents	$228	$—	$232	$145	$2,530
Accounts receivable, trade	18	352	175	1,608	85
Contract assets	—	—	35	216	—
Prepaid expenses and other current assets	60	32	929	115	566
Property and equipment	—	—	1,205	46	1,793
Other non-current assets	3	1	101	—	277
Intangible—developed technology	480	800	6,100	4,450	350
Intangible—customer relationships	5,440	4,200	28,800	3,400	10,600
Intangible—trade name	170	200	800	600	450
Intangible—non-compete agreements	50	50	80	—	—
Intangible—government contracts	—	—	—	28,600	—
Goodwill	3,460	3,312	40,196	29,171	19,717
Deferred tax asset, net	—	—	—	15	—
Accounts payable	(37)	(25)	(227)	(3)	—
Accrued expenses and other	(314)	(114)	(2,202)	(238)	(3,189)
Deferred revenue	—	—	—	(570)	—
Customer deposits	—	—	(27)	(247)	—
Total net assets acquired	$9,558	$8,808	$76,197	$67,308	$33,179
	Jimmy Marketing	ClubWise	RoofSnap	Total
	in thousands
Cash	$7,077	$15,454	$10,049	$315,876
Rollover equity	—	1,377	—	1,736
Fair value of earnout	—	1,782	—	1,844
Total consideration	$7,077	$18,613	$10,049	$319,456
Net assets acquired:
Cash and cash equivalents	$—	$1,428	$383	$5,422
Accounts receivable, trade	134	68	—	4,405
Contract assets	15	—	—	876
Prepaid expenses and other current assets	410	236	20	4,566
Property and equipment	—	153	22	3,342
Other non-current assets	—	—	—	472
Intangible—developed technology	—	1,613	760	19,171
Intangible—customer relationships	3,390	9,032	4,470	110,074
Intangible—trade name	120	323	60	4,098
Intangible—non-compete agreements	150	13	100	581
Intangible—government contracts	—	—	—	28,600
Goodwill	3,491	9,409	4,491	158,410
Deferred tax asset, net	1	—	3	27
Accounts payable	(3)	(82)	—	(871)
Accrued expenses and other	(492)	(1,708)	(185)	(12,697)
Deferred revenue	(100)	—	(75)	(1,947)
Customer deposits	(39)	—	—	(778)
Deferred tax liability, net	—	(1,872)	—	(4,295)
Total net assets acquired	$7,077	$18,613	$10,049	$319,456

Schedule of Pro Forma Results
The following table presents unaudited pro forma consolidated results of operations for the three and nine months ended September 30, 2021 and 2020, as if the aforementioned 2021 and 2020 acquisitions had occurred as of January 1, 2020. The pro forma information includes the business combination accounting effects resulting from these acquisitions, including interest expense of nil and $6.9 million for the three months ended September 30, 2021 and 2020, respectively, and $3.8 million and $21.7 million for the nine months ended September 30, 2021 and 2020, respectively, to account for funds borrowed earlier, issuance of our common shares at earlier dates which impacts the calculation of basic and diluted net loss per share, removal of transaction costs of $4.1 million and $0.9 million for the three months ended September 30, 2021 and 2020, respectively, and $6.8 million and $5.7 million for the nine months ended September 30, 2021 and 2020, respectively, and additional amortization expense of nil and $4.2 million for the three months ended September 30, 2021 and 2020, respectively, and $1.8 million and $14.4 million for the nine months ended September 30, 2021 and 2020, respectively, resulting from the amortization of intangible assets beginning as of January 1, 2020. We prepared the pro forma financial information for the combined entities for comparative purposes only, and the information is not indicative of what actual results would have been if the acquisitions had occurred at the beginning of the periods presented, nor is the information intended to represent or be indicative of future results of operations.
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021 Pro Forma	2020 Pro Forma	2021 Pro Forma	2020 Pro Forma
	(in thousands, except per share amounts)
	(unaudited)
Total revenue	$129,358	$107,830	$366,186	$303,762
Net loss	$(32,775)	$(13,969)	$(78,846)	$(67,884)
Adjustments to net loss per share (see Note 12)	—	(13,686)	(15,105)	(39,896)
Net loss attributable to common stockholders	$(32,775)	$(27,655)	$(93,951)	$(107,780)
Net loss per share attributable to common stockholders:
Basic	$(0.17)	$(0.66)	$(1.03)	$(2.60)
Diluted	$(0.17)	$(0.66)	$(1.03)	$(2.60)

The following table presents unaudited pro forma consolidated results of operations for the years ended December 31, 2020 and 2019, as if the aforementioned 2020 and 2019 acquisitions had occurred as of January 1, 2019. The pro forma information includes the business combination accounting effects resulting from these acquisitions, including interest expense of $11.5 million and $30.6 million for the years ended December 31, 2020 and 2019, respectively, to account for funds borrowed earlier, issuance of our common shares at earlier dates which impacts the calculation of basic and diluted net loss per share, removal of transaction costs of $15.5 million and $14.1 million for the years ended December 31, 2020 and 2019, and additional amortization of $8.9 million and $28.0 million for the years ended December 31, 2020 and 2019, respectively, resulting from the amortization of amortizable intangible assets beginning as of January 1, 2019. We prepared the pro forma financial information for the combined entities for comparative purposes only, and the information is not indicative of what actual results would have been if the acquisitions had occurred at the beginning of the periods presented, nor is the information intended to represent or be indicative of future results of operations.
	Year Ended December 31,
	2020 Pro Forma	2019 Pro Forma
	(unaudited)
	in thousands, except per share amounts
Total revenue	$389,478	$365,006
Net loss	$(69,313)	$(127,982)
Adjustments to net loss (see Note 12)	$(67,811)	$(289,336)
Net loss attributable to common stockholders	$(137,124)	$(417,318)
Net loss per share attributable to common stockholders:
Basic	$(3.29)	$(15.40)
Diluted	$(3.29)	$(15.40)